Benefit Obligations (Schedule of Contributions to Defined Contribution Plans and Multiemployer Defined Benefit Pension Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Defined contribution plans	$ 17	$ 15	$ 14
Multiemployer pension plan	$ 6	$ 6	$ 6